Warrants - Class A Warrants - Additional Information (Detail) - Class A Warrant - $ / shares	12 Months Ended
	Dec. 31, 2015	Feb. 29, 2016	Mar. 31, 2015	Feb. 28, 2015	Dec. 31, 2014
Class Of Warrant Or Right [Line Items]
Cashless exercise of warrants	508,641
Issuance of common stock upon exercise of warrants under cashless exercise provision	113
Exercise price	$ 0.03	$ 5.60	$ 2.20	$ 4.92	$ 4.92